S000094551 [Member] Expense Example - Franklin Municipal Income ETF - Franklin Municipal Income ETF	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97